QUARTERLY FINANCIAL RESULTS (UNAUDITED)	12 Months Ended
Apr. 30, 2012
QUARTERLY FINANCIAL RESULTS (UNAUDITED)

NOTE 26.  QUARTERLY FINANCIAL RESULTS (UNAUDITED)

The following table contains selected statements of operations information, which is unaudited and should be read in conjunction with the Company’s consolidated financial statements and related notes included elsewhere in this report. The Company believes that the following unaudited information reflects all normal recurring adjustments necessary for a fair presentation of the information for the periods presented. The operating results for any quarter are not necessarily indicative of results for any future period. Operating results for each quarter of fiscal year 2012 and 2011 are summarized as follows:

Quarterly Period Ended
	31-Jul	October 31,	January 31,	April 30,
	2011	2011	2012	2012
Net Revenue	$36,143,879	$39,414,304	$26,981,815	$41,017,918
Gross Profit	$8,381,599	$11,412,308	$7,720,981	$12,321,185
Income from operation	$5,051,084	$5,927,991	$4,607,289	$7,238,728
Other income (expense)	$(569,213)	$(372,966)	$114,627	$3,055,395
Net income from continuing operations	$3,202,604	$3,299,690	$3,176,109	$7,343,806
Net income from discontinuing operations	$(816,716)	$490,250	$683,362	$(3,132,662)
Net income	$2,385,888	$3,789,940	$3,859,471	$4,211,144
Earning per shares from continuing operations-basic	0.10	0.10	0.10	0.20
Earning per shares from continuing operations-diluted	0.10	0.10	0.09	0.20

	31-Jul	October 31,	January 31,	April 30,
	2010	2010	2011	2011
Net Revenue	$38,554,082	$35,291,924	$49,775,866	$35,932,538
Gross Profit	$11,452,111	$12,732,723	$35,094,098	$7,243,025
Income from operation	$8,056,938	$8,490,560	$10,433,300	$954,259
Other income (expense)	$(83,383)	$320,032	$158,982	$529,604
Net income from continuing operations	$6,044,984	$6,653,328	$8,116,614	$172,181
Net income from discontinuing operations	$4,893,529	$4,407,531	$4,468,016	$2,023,626
Net income	$10,938,514	$11,060,859	$12,584,630	$2,195,807
Earning per shares from continuing operations-basic	0.21	0.22	0.27	0.01
Earning per shares from continuing operations-diluted	0.20	0.21	0.26	0.01